Quarterly Report
September 30, 2022
MFS®  Limited Maturity Portfolio
MFS® Variable Insurance Trust III
VLT-Q3

Portfolio of Investments
9/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 97.8%
Aerospace & Defense – 0.7%
Boeing Co., 1.167%, 2/04/2023	$438,000	$432,589
Boeing Co., 1.433%, 2/04/2024	876,000	832,162
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	1,049,000	1,005,258
Raytheon Technologies Corp., 3.65%, 8/16/2023	114,000	112,893
		$2,382,902
Asset-Backed & Securitized – 22.2%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.143%, 11/15/2054 (i)	$13,084,255	$798,087
ACREC 2021-FL1 Ltd., “AS”, FLR, 4.493% (LIBOR - 1mo. + 1.5%), 10/16/2036 (n)	898,000	866,236
ACREC 2021-FL1 Ltd., “B”, FLR, 4.793% (LIBOR - 1mo. + 1.8%), 10/16/2036 (n)	1,596,000	1,540,770
ACREC 2021-FL1 Ltd., “C”, FLR, 5.143% (LIBOR - 1mo. + 2.15%), 10/16/2036 (n)	902,000	862,504
AmeriCredit Automobile Receivables Trust, 2020-1, “C”, 1.59%, 10/20/2025	659,000	638,928
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 4.417% (LIBOR - 1mo. + 1.6%), 8/15/2034 (n)	455,000	423,150
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 4.667% (LIBOR - 1mo. + 1.85%), 8/15/2034 (n)	264,000	246,263
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 4.517% (LIBOR - 1mo. + 1.7%), 11/15/2036 (n)	1,102,500	1,058,152
Arbor Realty Trust, Inc., CLO, 2021-FL4, “B”, FLR, 4.817% (LIBOR - 1mo. + 2%), 11/15/2036 (n)	1,102,500	1,056,961
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 5.117% (LIBOR - 1mo. + 2.3%), 11/15/2036 (n)	663,500	632,892
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 4.585% (SOFR - 30 day + 2.3%), 1/15/2037 (n)	1,737,500	1,672,019
AREIT 2019-CRE3 Trust, “AS”, FLR, 4.336% (LIBOR - 1mo. + 1.3%), 9/14/2036 (n)	647,000	645,606
AREIT 2019-CRE3 Trust, “B”, FLR, 4.586% (LIBOR - 1mo. + 1.55%), 9/14/2036 (n)	319,500	316,997
AREIT 2019-CRE3 Trust, “C”, FLR, 4.936% (SOFR - 1mo. + 2.014%), 9/14/2036 (n)	264,000	260,542
AREIT 2022-CRE6 Trust, “D”, FLR, 5.134% (SOFR - 30 day + 2.85%), 1/16/2037 (n)	237,500	224,469
Avery Point CLO Ltd., 2014-1A, “CR”, FLR, 5.133% (LIBOR - 3mo. + 2.35%), 4/25/2026 (n)	323,434	321,579
Balboa Bay Loan Funding Ltd., 2020-1A, “BR”, FLR, 4.359% (LIBOR - 3mo. + 1.65%), 1/20/2032 (n)	1,039,826	972,016
Balboa Bay Loan Funding Ltd., 2020-1A, “CR”, FLR, 4.809% (LIBOR - 3mo. + 2.1%), 1/20/2032 (n)	563,239	510,587
Ballyrock CLO 2018-1A Ltd., “A2”, FLR, 4.309% (LIBOR - 3mo. + 1.6%), 4/20/2031 (n)	1,748,737	1,671,253
Ballyrock CLO 2018-1A Ltd., “B”, FLR, 4.609% (LIBOR - 3mo. + 1.9%), 4/20/2031 (n)	741,069	688,518
BBCMS Mortgage Trust, 2018-C2, “XA”, 0.925%, 12/15/2051 (i)(n)	21,850,003	777,183
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.423%, 7/15/2054 (i)	5,760,418	428,656
BBCMS Mortgage Trust, 2021-C11, “XA”, 1.503%, 9/15/2054 (i)	5,959,311	468,768
BDS 2021-FL10 Ltd., “B”, FLR, 4.943% (LIBOR - 1mo. + 1.95%), 12/16/2036 (n)	519,000	496,902
BDS 2021-FL10 Ltd., “C”, FLR, 5.293% (LIBOR - 1mo. + 2.3%), 12/16/2036 (n)	377,500	357,799
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.379%, 2/15/2054 (i)	10,382,983	721,292
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.384%, 7/15/2054 (i)	11,302,388	819,056
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.397%, 8/15/2054 (i)	8,257,861	614,244
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.154%, 9/15/2054 (i)	11,900,130	682,017
BSPRT 2022-FL8 Issuer Ltd., “A”, FLR, 3.785% (SOFR - 30 day + 1.5%), 2/15/2037 (n)	2,069,500	2,012,466
BSPRT 2022-FL8 Issuer Ltd., “B”, FLR, 4.335% (SOFR - 30 day + 2.05%), 2/15/2037 (n)	287,500	280,149
BSPRT 2022-FL8 Issuer Ltd., “C”, FLR, 4.585% (SOFR - 30 day + 2.3%), 2/15/2037 (n)	463,500	450,360
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	239,545	218,478
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)	304,567	267,395
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)	77,636	65,898
BXMT 2020-FL2 Ltd., “B”, FLR, 4.436% (LIBOR - 1mo. + 1.4%), 2/15/2038 (n)	1,445,000	1,372,984
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	553,662	515,755
CD 2017-CD4 Mortgage Trust, “XA”, 1.382%, 5/10/2050 (i)	14,088,553	594,004
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	343,825	305,397
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)	108,765	95,115
Commercial Equipment Finance 2021-A, LLC, “A”, 2.05%, 2/16/2027 (n)	522,424	501,679
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “XA”, 0.759%, 11/15/2062 (i)	8,822,504	318,004
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.434%, 2/15/2054 (i)	9,129,808	704,485
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 0.98%, 6/15/2063 (i)	8,867,813	510,196
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.153%, 6/15/2064 (i)	4,938,111	299,059
Credit Acceptance Auto Loan Trust, 2021-4, “B”, 1.74%, 12/16/2030 (n)	478,000	433,745
Credit Acceptance Auto Loan Trust, 2021-2A, “A”, 0.96%, 2/15/2030 (n)	373,000	355,680
Credit Acceptance Auto Loan Trust, 2021-2A, “B”, 1.26%, 4/15/2030 (n)	250,000	225,228
Credit Acceptance Auto Loan Trust, 2021-3A, “B”, 1.38%, 7/15/2030 (n)	250,000	226,782

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Credit Acceptance Auto Loan Trust, 2021-3A, “C”, 1.63%, 9/16/2030 (n)	$250,000	$222,460
Credit Acceptance Auto Loan Trust, 2021-4, “A”, 1.26%, 10/15/2030 (n)	261,000	243,826
Exeter Automobile Receivables Trust, 2020-1A, 2.49%, 1/15/2025 (n)	108,169	108,055
Fortress CBO Investments Ltd., 2022-FL3, “A”, FLR, 4.131% (SOFR - 30 day + 1.85%), 2/23/2039 (n)	1,241,500	1,189,230
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 4.531% (SOFR - 30 day + 2.25%), 2/23/2039 (n)	1,154,000	1,122,798
GLS Auto Receivables Trust, 2021-3A, “B”, 0.78%, 11/17/2025 (n)	704,072	678,873
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.02%, 5/10/2050 (i)	15,412,585	581,068
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.23%, 8/10/2050 (i)	15,048,310	564,832
GS Mortgage Securities Trust, 2020-GC47, “A5”, 1.244%, 5/12/2053 (i)	8,342,042	536,145
Invitation Homes 2018-SFR1 Trust, “B”, FLR, 3.943% (LIBOR - 1mo. + 0.95%), 3/17/2037 (n)	1,365,804	1,352,628
Jamestown CLO Ltd., 2020-15A, “C”, FLR, 4.962% (LIBOR - 3mo. + 2.45%), 4/15/2033 (n)	1,998,469	1,811,668
JPMorgan Chase Commercial Mortgage Securities Corp., 1.135%, 9/15/2050 (i)	13,584,004	460,661
LoanCore 2018-CRE1 Ltd., “AS”, FLR, 4.317% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	2,225,000	2,212,297
LoanCore 2018-CRE1 Ltd., “C”, FLR, 5.367% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	741,500	737,171
LoanCore 2019-CRE3 Ltd., “AS”, FLR, 4.187% (LIBOR - 1mo. + 1.37%), 4/15/2034 (n)	1,817,674	1,811,905
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 4.567% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	1,344,000	1,293,645
LoanCore 2021-CRE5 Ltd., “B”, FLR, 4.817% (LIBOR - 1mo. + 2%), 7/15/2036 (n)	567,500	536,826
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 4.237% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	2,779,008	2,679,022
Magnetite CLO Ltd., 2015-16A, “BR”, FLR, 3.94% (LIBOR - 3mo. + 1.2%), 1/18/2028 (n)	3,559,000	3,453,899
MF1 2020-FL4 Ltd., “B”, FLR, 5.709% (LIBOR - 1mo. + 2.75%), 11/15/2035 (n)	1,946,000	1,926,671
MF1 2021-FL6 Ltd., “B”, FLR, 4.589% (LIBOR - 1mo. + 1.65%), 7/16/2036 (n)	1,598,887	1,536,136
MF1 2022-FL9 Ltd., “B”, FLR, 6.174% (SOFR - 1mo. + 3.15%), 6/19/2037 (n)	1,885,500	1,870,657
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.408%, 5/15/2050 (i)	13,461,200	557,909
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.482%, 6/15/2050 (i)	6,880,067	274,112
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 1%, 12/15/2051 (i)	17,452,240	660,967
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.42%, 5/15/2054 (i)	7,308,252	527,675
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.346%, 6/15/2054 (i)	6,843,594	447,109
Oaktree CLO 2019-1A Ltd., “BR”, FLR, 4.509% (LIBOR - 3mo. + 1.75%), 4/22/2030 (n)	1,129,454	1,058,748
Oaktree CLO 2019-1A Ltd., “CR”, FLR, 5.109% (LIBOR - 3mo. + 2.35%), 4/22/2030 (n)	1,129,454	1,032,145
OneMain Financial Issuance Trust, 2020-1A, “A”, 3.84%, 5/14/2032 (n)	1,109,498	1,102,659
OneMain Financial Issuance Trust, 2020-2A, “A”, 1.75%, 9/14/2035 (n)	1,108,000	975,452
OneMain Financial Issuance Trust, 2022-S1, “A”, 4.13%, 5/14/2035 (n)	712,000	676,281
PFP III 2021-8 Ltd., “B”, FLR, 4.439% (LIBOR - 1mo. + 1.5%), 8/09/2037 (n)	490,500	453,406
Securitized Term Auto Receivable Trust, 2019-CRTA, “B”, 2.453%, 3/25/2026 (n)	72,430	71,901
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)	92,867	92,264
Shackleton 2013-4RA CLO Ltd., “B”, FLR, 4.355% (LIBOR - 3mo. + 1.9%), 4/13/2031 (n)	927,055	843,990
Shackleton 2015-8A CLO Ltd., “CR”, FLR, 4.359% (LIBOR - 3mo. + 1.65%), 10/20/2027 (n)	709,957	677,124
Shelter Growth CRE 2021-FL3 Ltd., “C”, FLR, 4.967% (LIBOR - 1mo. + 2.15%), 9/15/2036 (n)	516,000	493,087
Southwick Park CLO, Ltd., 2019-4A, “B1R”, FLR, 4.209% (LIBOR - 3mo. + 1.5%), 7/20/2032 (n)	422,000	396,740
Southwick Park CLO, Ltd., 2019-4A, “B2R”, 2.46%, 7/20/2032 (n)	735,000	590,063
Southwick Park CLO, Ltd., 2019-4A, “CR”, FLR, 4.659% (LIBOR - 3mo. + 1.95%), 7/20/2032 (n)	1,001,000	919,678
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 4.739% (LIBOR - 1mo. + 1.8%), 4/18/2038 (n)	764,000	737,272
TICP CLO 2018-3R Ltd., “B”, FLR, 4.059% (LIBOR - 3mo. + 1.35%), 4/20/2028 (n)	870,756	850,954
TICP CLO 2018-3R Ltd., “C”, FLR, 4.509% (LIBOR - 3mo. + 1.8%), 4/20/2028 (n)	1,528,084	1,473,116
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 4.789% (LIBOR - 1mo. + 1.85%), 3/15/2038 (n)	2,000,000	1,920,296
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1.172%, 11/15/2050 (i)	9,710,958	346,685
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 1.125%, 12/15/2051 (i)	8,711,389	390,204
Wells Fargo Commercial Mortgage Trust, 2021-C61, “XA”, 1.501%, 11/15/2054 (i)	4,011,552	309,207
		$75,335,822
Automotive – 2.8%
Daimler Finance North America LLC, 0.75%, 3/01/2024 (n)	$870,000	$819,342
Daimler Trucks Finance North America LLC, 1.625%, 12/13/2024 (n)	1,487,000	1,371,370
General Motors Financial Co., 1.7%, 8/18/2023	1,491,000	1,446,494
Hyundai Capital America, 2.85%, 11/01/2022 (n)	355,000	354,492
Hyundai Capital America, 5.75%, 4/06/2023 (n)	1,733,000	1,738,095
Hyundai Capital America, 0.8%, 1/08/2024 (n)	154,000	144,877
Hyundai Capital America, 5.875%, 4/07/2025 (n)	958,000	959,379
Stellantis Finance US, Inc., 1.711%, 1/29/2027 (n)	1,275,000	1,061,119

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Automotive – continued
Volkswagen Group of America Finance LLC, 2.85%, 9/26/2024 (n)	$602,000	$576,445
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	650,000	616,539
Volkswagen Group of America Finance LLC, 1.25%, 11/24/2025 (n)	494,000	433,746
		$9,521,898
Broadcasting – 0.8%
Magallanes, Inc., 3.788%, 3/15/2025 (n)	$2,271,000	$2,143,915
Magallanes, Inc., 3.755%, 3/15/2027 (n)	679,000	607,504
		$2,751,419
Brokerage & Asset Managers – 0.8%
Brookfield Finance, Inc., 3.9%, 1/25/2028	$1,942,000	$1,748,550
National Securities Clearing Corp., 1.5%, 4/23/2025 (n)	250,000	230,255
National Securities Clearing Corp., 0.75%, 12/07/2025 (n)	1,000,000	879,080
		$2,857,885
Business Services – 1.1%
Equinix, Inc., 1.25%, 7/15/2025	$607,000	$542,860
Global Payments, Inc., 1.2%, 3/01/2026	1,450,000	1,247,935
Tencent Holdings Ltd., 1.81%, 1/26/2026 (n)	1,481,000	1,327,450
TSMC Arizona Corp., 1.75%, 10/25/2026	855,000	751,719
		$3,869,964
Cable TV – 0.7%
SES S.A., 3.6%, 4/04/2023 (n)	$2,469,000	$2,433,800
Chemicals – 0.1%
Westlake Chemical Corp., 0.875%, 8/15/2024	$500,000	$466,354
Computer Software – 0.5%
Dell International LLC/EMC Corp., 4%, 7/15/2024	$1,415,000	$1,388,951
Dell International LLC/EMC Corp., 5.85%, 7/15/2025	340,000	342,611
		$1,731,562
Computer Software - Systems – 0.4%
VMware, Inc., 1%, 8/15/2024	$839,000	$776,472
VMware, Inc., 1.4%, 8/15/2026	649,000	555,037
		$1,331,509
Conglomerates – 0.7%
Carrier Global Corp., 2.242%, 2/15/2025	$200,000	$186,884
Westinghouse Air Brake Technologies Corp., 4.4%, 3/15/2024	2,237,000	2,194,873
		$2,381,757
Consumer Products – 0.3%
GSK Consumer Healthcare Capital US LLC, 3.125%, 3/24/2025 (n)	$591,000	$557,873
GSK Consumer Healthcare Capital US LLC, 3.375%, 3/24/2027 (n)	345,000	312,881
		$870,754
Containers – 0.5%
Berry Global, Inc., 1.57%, 1/15/2026	$432,000	$376,629
Berry Global, Inc., 1.65%, 1/15/2027	1,534,000	1,272,004
		$1,648,633

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Electronics – 0.9%
Microchip Technology, Inc., 0.983%, 9/01/2024	$2,095,000	$1,928,401
Qorvo, Inc., 1.75%, 12/15/2024 (n)	515,000	474,734
Skyworks Solutions, Inc., 0.9%, 6/01/2023	590,000	572,403
		$2,975,538
Emerging Market Quasi-Sovereign – 1.1%
Bharat Petroleum Corp. Ltd., 4.625%, 10/25/2022	$1,865,000	$1,864,590
DAE Funding LLC (United Arab Emirates), 1.55%, 8/01/2024 (n)	619,000	565,534
DAE Funding LLC (United Arab Emirates), 2.625%, 3/20/2025 (n)	344,000	314,704
Indian Oil Corp. Ltd., 5.75%, 8/01/2023	933,000	937,581
		$3,682,409
Emerging Market Sovereign – 0.5%
Emirate of Abu Dhabi, 0.75%, 9/02/2023 (n)	$1,572,000	$1,516,980
Energy - Independent – 0.3%
EQT Corp., 5.678%, 10/01/2025	$351,000	$348,840
EQT Corp., 5.7%, 4/01/2028	350,000	343,122
Pioneer Natural Resources Co., 0.55%, 5/15/2023	204,000	199,055
		$891,017
Energy - Integrated – 0.5%
Eni S.p.A., 4%, 9/12/2023 (n)	$1,857,000	$1,833,732
Financial Institutions – 2.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.875%, 1/16/2024	$1,585,000	$1,559,279
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.15%, 2/15/2024	1,399,000	1,343,609
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, 10/29/2024	798,000	725,942
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.5%, 7/15/2025	1,212,000	1,209,813
Air Lease Corp., 2.2%, 1/15/2027	1,101,000	932,195
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	1,214,000	1,148,438
Avolon Holdings Funding Ltd., 2.125%, 2/21/2026 (n)	1,574,000	1,322,911
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	506,000	453,714
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	886,000	693,091
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	678,000	532,402
		$9,921,394
Food & Beverages – 0.8%
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.125%, 2/01/2028 (n)	$546,000	$511,749
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029 (n)	1,669,000	1,365,536
JDE Peet's N.V., 0.8%, 9/24/2024 (n)	408,000	373,378
JDE Peet's N.V., 1.375%, 1/15/2027 (n)	678,000	560,177
		$2,810,840
Food & Drug Stores – 0.9%
7-Eleven, Inc., 0.625%, 2/10/2023 (n)	$1,785,000	$1,759,377
7-Eleven, Inc., 0.8%, 2/10/2024 (n)	1,339,000	1,265,775
		$3,025,152
Forest & Paper Products – 0.2%
Fibria Overseas Finance Ltd., 5.5%, 1/17/2027	$829,000	$791,849
Gaming & Lodging – 1.5%
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	$1,459,000	$1,433,832
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	1,084,000	1,047,771
Hyatt Hotels Corp., 1.3%, 10/01/2023	1,224,000	1,177,341
Hyatt Hotels Corp., 1.8%, 10/01/2024	1,134,000	1,063,168

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – continued
Marriott International, Inc., 3.75%, 10/01/2025	$370,000	$351,856
		$5,073,968
Industrial – 0.1%
Howard University, Washington D.C., 2.738%, 10/01/2022	$96,000	$96,000
Howard University, Washington D.C., 2.416%, 10/01/2024	117,000	110,301
Howard University, Washington D.C., 2.516%, 10/01/2025	144,000	132,668
		$338,969
Insurance – 0.2%
Equitable Financial Life Insurance Co., 1.4%, 7/07/2025 (n)	$882,000	$794,305
Insurance - Property & Casualty – 0.2%
Aon PLC, 2.2%, 11/15/2022	$821,000	$819,001
Internet – 0.2%
Baidu, Inc., 3.875%, 9/29/2023	$676,000	$664,908
Machinery & Tools – 0.4%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$1,121,000	$1,104,161
CNH Industrial Capital LLC, 1.875%, 1/15/2026	448,000	398,908
		$1,503,069
Major Banks – 16.0%
Bank of America Corp., 4.2%, 8/26/2024	$692,000	$680,657
Bank of America Corp., 4.45%, 3/03/2026	995,000	958,789
Bank of America Corp., 4.25%, 10/22/2026	575,000	546,264
Bank of America Corp., 1.734% to 7/22/2026, FLR (SOFR - 1 day + 0.96%) to 7/22/2027	2,531,000	2,171,418
Bank of America Corp., 4.183%, 11/25/2027	959,000	888,457
Bank of Montreal, 2.05%, 11/01/2022	1,168,000	1,166,481
Barclays PLC, 1.007% to 12/10/2023, FLR (CMT - 1yr. + 0.8%) to 12/10/2024	207,000	194,840
Barclays PLC, 2.852% to 5/07/2025, FLR (LIBOR - 3mo. + 2.452%) to 5/07/2026	550,000	499,268
Barclays PLC, 2.279% to 11/24/2026, FLR (CMT - 1yr. + 1.05%) to 11/24/2027	1,474,000	1,234,506
BBVA USA Bancshares, Inc., 2.5%, 8/27/2024	1,183,000	1,134,216
BNP Paribas S.A., 2.591% to 1/20/2027, FLR (SOFR - 1 day + 1.228%) to 1/20/2028 (n)	1,764,000	1,506,415
Capital One Financial Corp., 2.636% to 3/03/2025, FLR (SOFR - 1 day + 1.29%) to 3/03/2026	1,545,000	1,435,540
Credit Suisse Group AG, 4.207% to 6/12/2023, FLR (LIBOR - 3mo. + 1.24%) to 6/12/2024 (n)	443,000	434,200
Deutsche Bank AG, 0.898%, 5/28/2024	421,000	388,851
Deutsche Bank AG, 1.447% to 4/1/2024, FLR (SOFR - 1 day + 1.131%) to 4/01/2025	2,012,000	1,851,066
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	464,000	376,380
Goldman Sachs Group, Inc., 1.757% to 1/24/2024, FLR (SOFR - 1 day + 0.73%) to 1/24/2025	1,426,000	1,354,903
Goldman Sachs Group, Inc., 3.5%, 4/01/2025	750,000	716,402
Goldman Sachs Group, Inc., 1.093% to 12/09/2025, FLR (SOFR - 1 day + 0.789%) to 12/09/2026	821,000	708,462
Goldman Sachs Group, Inc., 5.95%, 1/15/2027	1,439,000	1,444,251
Goldman Sachs Group, Inc., 1.948% to 10/21/2026, FLR (SOFR - 1 day + 0.913%) to 10/21/2027	1,205,000	1,030,472
HSBC Holdings PLC, 3.033% to 11/22/2022, FLR (LIBOR - 3mo. + 0.923%) to 11/22/2023	491,000	489,095
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026	910,000	814,877
HSBC Holdings PLC, 1.589% to 5/24/2026, FLR (SOFR - 1 day + 1.29%) to 5/24/2027	623,000	520,669
HSBC Holdings PLC, 2.251% to 11/22/2026, FLR (SOFR - 1 day + 1.1%) to 11/22/2027	900,000	756,170
JPMorgan Chase & Co., 3.797% to 7/23/2023, FLR (LIBOR - 3mo. + 0.89%) to 7/23/2024	1,380,000	1,361,136
JPMorgan Chase & Co., 2.005% to 3/13/2025, FLR (SOFR - 1 day + 1.585%) to 3/13/2026	1,642,000	1,503,738
JPMorgan Chase & Co., 1.04% to 2/04/2026, FLR (SOFR - 1 day + 0.695%) to 2/04/2027	1,071,000	910,067
JPMorgan Chase & Co., 1.578% to 4/22/2026, FLR (SOFR - 1 day + 0.885%) to 4/22/2027	862,000	744,169
JPMorgan Chase & Co., 4.25%, 10/01/2027	959,000	898,870
Lloyds Banking Group PLC, 3.511% to 3/18/2025, FLR (CMT - 1yr. + 1.6%) to 3/18/2026	450,000	421,272
Mitsubishi UFJ Financial Group, Inc., 0.953% to 7/19/2024, FLR (CMT - 1yr. + 0.55%) to 7/19/2025	1,003,000	922,855
Mitsubishi UFJ Financial Group, Inc., 0.962% to 10/11/2024, FLR (CMT - 1yr. + 0.45%) to 10/11/2025	437,000	397,920
Mizuho Financial Group, 0.849% to 9/08/2023, FLR (LIBOR - 3mo. + 0.61%) to 9/08/2024	600,000	572,966
Morgan Stanley, 0.56% to 11/10/2022, FLR (SOFR - 1 day + 0.466%) to 11/10/2023	1,637,000	1,628,019

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Morgan Stanley, 0.529% to 1/25/2023, FLR (SOFR - 1 day + 0.455%) to 1/25/2024	$2,151,000	$2,115,944
Morgan Stanley, 0.864% to 10/21/2024, FLR (SOFR - 1 day + 0.745%) to 10/21/2025	1,635,000	1,482,738
Morgan Stanley, 4.35%, 9/08/2026	1,350,000	1,285,774
Morgan Stanley, 3.95%, 4/23/2027	512,000	475,793
Morgan Stanley, 1.512% to 7/20/2026, FLR (SOFR - 1 day + 0.858%) to 7/20/2027	411,000	350,043
Nationwide Building Society, 2.972% to 2/16/2027, FLR (SOFR - 1 day + 1.29%) to 2/16/2028 (n)	750,000	644,530
NatWest Group PLC, 2.359% to 5/22/2023, FLR (CMT - 1yr. + 2.15%) to 5/22/2024	1,038,000	1,013,615
NatWest Group PLC, 4.269% to 3/22/2024, FLR (LIBOR - 3mo. + 1.762%) to 3/22/2025	2,018,000	1,962,005
Standard Chartered PLC, 1.319% to 10/14/2022, FLR (CMT - 1yr. + 1.17%) to 10/14/2023 (n)	1,457,000	1,455,545
Standard Chartered PLC, 0.991% to 1/12/2024, FLR (CMT - 1yr. + 0.78%) to 1/12/2025 (n)	907,000	849,341
Standard Chartered PLC, 1.214% to 3/23/2024, FLR (CMT - 1yr. + 0.88%) to 3/23/2025 (n)	437,000	408,990
Standard Chartered PLC, 1.822% to 11/23/2024, FLR (CMT - 1yr. + 0.95%) to 11/23/2025 (n)	444,000	402,701
Sumitomo Mitsui Financial Group, Inc., 0.508%, 1/12/2024	455,000	428,620
Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	1,613,000	1,451,149
Sumitomo Mitsui Financial Group, Inc., 2.174%, 1/14/2027	1,184,000	1,031,380
Sumitomo Mitsui Trust Bank Ltd., 0.85%, 3/25/2024 (n)	944,000	885,518
Toronto-Dominion Bank, 0.25%, 1/06/2023	910,000	901,300
UBS Group AG, 1.008% to 7/30/2023, FLR (CMT - 1yr. + 0.83%) to 7/30/2024 (n)	924,000	891,476
UBS Group AG, 4.703%, 8/05/2027 (n)	374,000	354,553
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	421,000	360,724
Wells Fargo & Co., 2.164% to 2/11/2025, FLR (LIBOR - 3mo. + 0.75%) to 2/11/2026	2,242,000	2,064,230
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028	734,000	664,797
		$54,144,427
Medical & Health Technology & Services – 1.0%
HCA Healthcare, Inc., 3.125%, 3/15/2027 (n)	$411,000	$363,854
HCA, Inc., 5%, 3/15/2024	1,692,000	1,680,924
Thermo Fisher Scientific, Inc., 1.215%, 10/18/2024	1,500,000	1,394,945
		$3,439,723
Metals & Mining – 1.5%
Anglo American Capital PLC, 4.75%, 4/10/2027 (n)	$766,000	$724,298
Glencore Funding LLC, 3%, 10/27/2022 (n)	848,000	846,337
Glencore Funding LLC, 4.125%, 3/12/2024 (n)	1,354,000	1,330,481
Glencore Funding LLC, 1.625%, 9/01/2025 (n)	1,100,000	989,829
Glencore Funding LLC, 1.625%, 4/27/2026 (n)	1,191,000	1,029,793
		$4,920,738
Midstream – 1.7%
Enbridge, Inc., 2.5%, 2/14/2025	$496,000	$465,864
Energy Transfer LP, 2.9%, 5/15/2025	635,000	591,881
Gray Oak Pipeline LLC, 2%, 9/15/2023 (n)	968,000	935,582
Plains All American Pipeline LP, 3.85%, 10/15/2023	750,000	739,240
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/2025	992,000	954,981
Western Midstream Operating LP, 3.35%, 2/01/2025	796,000	742,031
Western Midstream Operating LP, FLR, 3.555% (LIBOR - 3mo. + 0.85%), 1/13/2023	1,222,000	1,213,018
		$5,642,597
Mortgage-Backed – 1.1%
Fannie Mae, 5%, 7/01/2039 - 3/01/2042	$472,498	$476,224
Fannie Mae, 2%, 5/25/2044	260,020	251,322
Freddie Mac, 1.043%, 4/25/2024 (i)	413,344	4,706
Freddie Mac, 1.699%, 4/25/2030 (i)	6,129,733	550,314
Freddie Mac, 3%, 4/15/2033 - 6/15/2045	2,151,196	2,003,636
Freddie Mac, 2%, 7/15/2042	348,277	315,950
		$3,602,152

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – 2.8%
California Earthquake Authority Rev., Taxable, “B”, 1.477%, 7/01/2023	$440,000	$429,546
California Municipal Finance Authority Rev., Taxable (Century Housing Corp.), 1.486%, 11/01/2022	235,000	234,615
California Municipal Finance Authority Rev., Taxable (Century Housing Corp.), 1.605%, 11/01/2023	280,000	270,842
Illinois Sales Tax Securitization Corp., Second Lien, Taxable, “B”, BAM, 2.128%, 1/01/2023	300,000	298,707
Illinois Sales Tax Securitization Corp., Second Lien, Taxable, “B”, BAM, 2.225%, 1/01/2024	730,000	708,496
Long Island, NY, Power Authority, Electric System General Rev., Taxable, “C”, 0.764%, 3/01/2023	595,000	586,222
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 1.904%, 7/01/2023	65,000	63,788
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.156%, 7/01/2024	190,000	181,194
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.306%, 7/01/2025	150,000	139,193
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.562%, 7/01/2026	185,000	168,789
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	398,229	357,590
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, Taxable, “B”, AGM, 0%, 2/15/2023	4,091,000	4,029,856
New Jersey Transportation Trust Fund Authority, Transportation System, Taxable, “B”, 2.551%, 6/15/2023	465,000	459,220
New Jersey Transportation Trust Fund Authority, Transportation System, Taxable, “B”, 2.631%, 6/15/2024	440,000	426,258
Port Authority of NY & NJ, Taxable, “AAA”, 1.086%, 7/01/2023	1,060,000	1,033,331
		$9,387,647
Natural Gas - Distribution – 0.7%
Atmos Energy Corp., 0.625%, 3/09/2023	$1,055,000	$1,038,156
CenterPoint Energy Resources Corp., 0.7%, 3/02/2023	1,302,000	1,278,041
		$2,316,197
Natural Gas - Pipeline – 0.6%
APT Pipelines Ltd., 4.2%, 3/23/2025 (n)	$1,960,000	$1,876,826
Network & Telecom – 0.7%
AT&T, Inc., 0.9%, 3/25/2024	$2,621,000	$2,478,892
Oils – 0.4%
Valero Energy Corp., 1.2%, 3/15/2024	$1,330,000	$1,256,863
Other Banks & Diversified Financials – 2.5%
American Express Co., 2.25%, 3/04/2025	$773,000	$724,448
Banque Federative du Credit Mutuel S.A., 0.65%, 2/27/2024 (n)	1,833,000	1,725,740
Groupe BPCE S.A., 4%, 9/12/2023 (n)	1,385,000	1,366,519
Groupe BPCE S.A., FLR, 4.475% (LIBOR - 3mo. + 1.24%), 9/12/2023 (n)	1,385,000	1,386,731
Macquarie Group Ltd., 1.201% to 10/14/2024, FLR (SOFR - 1 day + 0.694%) to 10/14/2025 (n)	654,000	595,344
Macquarie Group Ltd., 1.34% to 1/12/2026, FLR (SOFR - 1 day + 1.069%) to 1/12/2027 (n)	1,200,000	1,027,041
National Bank of Canada, 2.15%, 10/07/2022 (n)	1,348,000	1,347,796
National Bank of Canada, 0.55% to 11/15/2023, FLR (CMT - 1yr. + 0.4%) to 11/15/2024	250,000	236,666
		$8,410,285
Pharmaceuticals – 0.4%
Royalty Pharma PLC, 0.75%, 9/02/2023	$1,481,000	$1,418,175
Railroad & Shipping – 0.4%
Canadian Pacific Railway Co., 1.35%, 12/02/2024	$1,588,000	$1,468,455
Real Estate - Office – 0.2%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026	$697,000	$610,894
Retailers – 1.0%
Alibaba Group Holding Ltd., 2.8%, 6/06/2023	$1,223,000	$1,206,956
Kohl's Corp., 9.5%, 5/15/2025	1,587,000	1,603,663
Nordstrom, Inc., 2.3%, 4/08/2024	519,000	482,670
		$3,293,289

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Specialty Stores – 0.6%
Genuine Parts Co., 1.75%, 2/01/2025	$792,000	$731,138
Ross Stores, Inc., 0.875%, 4/15/2026	1,622,000	1,398,428
		$2,129,566
Telecommunications - Wireless – 1.1%
Crown Castle, Inc., REIT, 3.15%, 7/15/2023	$1,037,000	$1,022,980
Crown Castle, Inc., REIT, 1.35%, 7/15/2025	257,000	230,631
Crown Castle, Inc., REIT, 2.9%, 3/15/2027	206,000	182,852
Rogers Communications, Inc., 3.2%, 3/15/2027 (n)	683,000	623,826
T-Mobile USA, Inc., 3.5%, 4/15/2025	1,901,000	1,816,909
		$3,877,198
Tobacco – 0.4%
B.A.T. Capital Corp., 3.222%, 8/15/2024	$1,047,000	$1,007,484
Imperial Brands Finance PLC, 6.125%, 7/27/2027 (n)	305,000	300,535
		$1,308,019
Transportation - Services – 1.4%
Element Fleet Management Corp., 1.6%, 4/06/2024 (n)	$2,849,000	$2,681,060
ERAC USA Finance LLC, 2.7%, 11/01/2023 (n)	872,000	848,621
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	551,000	532,329
ERAC USA Finance LLC, 3.8%, 11/01/2025 (n)	551,000	521,302
		$4,583,312
U.S. Treasury Obligations – 17.0%
U.S. Treasury Notes, 0.125%, 1/31/2023 (f)	$10,877,000	$10,751,060
U.S. Treasury Notes, 0.125%, 12/15/2023 (f)	42,034,000	39,997,978
U.S. Treasury Notes, 2.75%, 5/15/2025	7,016,000	6,751,530
		$57,500,568
Utilities - Electric Power – 4.0%
Edison International, 4.7%, 8/15/2025	$750,000	$726,611
Emera US Finance LP, 0.833%, 6/15/2024	589,000	545,691
ENGIE Energía Chile S.A., 4.5%, 1/29/2025 (n)	2,071,000	1,976,852
Entergy Louisiana LLC, 0.95%, 10/01/2024	1,028,000	953,188
FirstEnergy Corp., 2.05%, 3/01/2025	929,000	855,309
FirstEnergy Corp., 1.6%, 1/15/2026	513,000	442,463
NextEra Energy Capital Holdings, Inc., 0.65%, 3/01/2023	1,049,000	1,032,917
Pacific Gas & Electric Co., 1.7%, 11/15/2023	443,000	424,789
Pacific Gas & Electric Co., 3.25%, 2/16/2024	1,338,000	1,291,281
Pacific Gas & Electric Co., 4.95%, 6/08/2025	550,000	533,896
Southern California Edison Co., 0.7%, 8/01/2023	900,000	870,336
Southern California Edison Co., 0.975%, 8/01/2024	667,000	618,056
Vistra Operations Co. LLC, 4.875%, 5/13/2024 (n)	952,000	927,372
WEC Energy Group, Inc., 0.8%, 3/15/2024	612,000	575,955
Xcel Energy, Inc., 0.5%, 10/15/2023	1,753,000	1,670,153
		$13,444,869
Total Bonds		$331,338,082
Investment Companies (h) – 2.0%
Money Market Funds – 2.0%
MFS Institutional Money Market Portfolio, 2.64% (v)	6,590,641	$6,591,300

Other Assets, Less Liabilities – 0.2%		780,470
Net Assets – 100.0%		$338,709,852
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $6,591,300 and $331,338,082, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $126,289,212, representing 37.3% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Derivative Contracts at 9/30/22
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	70	$14,377,344	December – 2022	$(226,951)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Interest Rate Swaps
8/19/24	USD	9,000,000	centrally cleared	3.31%/Annual	3.31% FLR (Daily SOFR)/Daily	$(139,391)	$—	$(139,391)
5/13/25	USD	19,500,000	centrally cleared	2.76%/Annual	2.76% FLR (Daily SOFR)/Daily	(567,041)	—	(567,041)
						$(706,432)	$—	$(706,432)
At September 30, 2022, the fund had liquid securities with an aggregate value of $564,146 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of September 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$57,500,568	$—	$57,500,568
Non - U.S. Sovereign Debt	—	5,199,389	—	5,199,389
Municipal Bonds	—	9,387,647	—	9,387,647
U.S. Corporate Bonds	—	106,670,898	—	106,670,898
Residential Mortgage-Backed Securities	—	4,954,780	—	4,954,780
Commercial Mortgage-Backed Securities	—	24,070,602	—	24,070,602
Asset-Backed Securities (including CDOs)	—	49,912,592	—	49,912,592
Foreign Bonds	—	73,641,606	—	73,641,606
Mutual Funds	6,591,300	—	—	6,591,300
Total	$6,591,300	$331,338,082	$—	$337,929,382
Other Financial Instruments
Futures Contracts – Liabilities	$(226,951)	$—	$—	$(226,951)
Swap Agreements – Liabilities	—	(706,432)	—	(706,432)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,686,372	$71,308,238	$69,404,027	$(367)	$1,084	$6,591,300
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$38,898	$—
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.